                        CENTENNIAL MONEY MARKET TRUST
                    Supplement dated August 9, 2001 to the
                      Prospectus dated November 1, 2000

   The prospectus is changed as follows:

1. The first  paragraph of the  subsection  entitled  "Portfolio  Managers" on page 9 should be deleted and replaced with the following:

      Portfolio  Managers.  The portfolio  managers of the Trust are the persons principally  responsible for the day-to-day  management of the Trust's  portfolios.  The  portfolio  manager of the Trust are
      Carol  E.  Wolf  and  Barry  D.  Weiss.  Ms.  Wolf  has  had  this responsibility  since  November 1988 and Mr.  Weiss,  since August
      2001.  Ms. Wolf is a Senior Vice  President of the Manager and Mr.
      Weiss is a Vice  President,  and each is an officer and  portfolio manager  of other  funds  for which the  Manager  or an  affiliate serves as investment advisor.

2.    The first sentence of the last paragraph under the heading "Shareholder
   Account Rules and Policies" on page 19 is revised by adding the words "and annual notice of the Trust's privacy policy" after the phrase, "annual and semi-annual report."

3.    The last sentence of the last paragraph under the heading "Shareholder
   Account Rules and Policies" on page 19 is revised to read as follows:

      Individual  copies of  prospectuses,  reports and privacy  notices will be sent to you  commencing  30 days after the Transfer  Agent receives your request to stop householding.

4.    The  first  sentence  under  "How  to  Get  More   Information"  on  the
   prospectus back cover is revised to read as follows:

      You can request  the  Statement  of  Additional  Information,  the
      Annual and Semi-Annual  Reports, the notice explaining the Trust's privacy  policy  and  other  information  about  the Trust or your account:

August 9, 2001                                              PS0150.010

                        CENTENNIAL MONEY MARKET TRUST
                       Supplement August 9, 2001 to the
          Statement of Additional Information dated November 1, 2000

The Statement of Additional Information is changed as follows:

1.    The supplement dated June 5, 2001 is withdrawn.

2.    The reference to Raymond J. Kalinowski on page 13 is deleted.

3.    Richard F.  Grabish was  appointed  as Trustee on April 24, 2001 and his principal  occupations and business affiliations during the past five years are added to page 13 as follows:

      Richard F. Grabish*, Trustee, Age: 52.
      One North Jefferson Street, St. Louis, Missouri 63131
      Senior Vice President,  Assistant  Director of Sales and Marketing
      since March 1997,  and Manager of Private  Client  Services  since
      June  1985  for  A.G.  Edwards  & Sons,  Inc.  (broker/dealer  and investment  firm).  Chairman and Chief  Executive  Officer of A.G.
      Edwards  Trust  Company  since  March  2001).   Director  of  A.G.
      Edwards & Sons,  Inc.  since  March  1988);  formerly  March  1987
      President and Vice Chairman of A.G. Edwards Trust Company.

4.  Barry D. Weiss was  appointed  as  Co-Portfolio  Manager on August 9, 2001 and his principal  occupations  and business  affiliations  during the past five years are added to page 14 as follows:

      Barry D. Weiss, Vice President and Portfolio Manager, Age: 37.
      6803 South Tucson Way, Englewood, Colorado 80112
      Vice  President  (since June 2001) of  OppenheimerFunds,  Inc.; an
      officer  and  portfolio  manager  of  other   Oppenheimer   funds;
      formerly  Senior Credit  Analyst of the Manager  (February  2000 -
      June 2001);  formerly Associate  Director,  Fitch IBCA Inc. (April
      1998 - February  2000);  formerly News Director,  Fitch  Investors
      Service  (September  1996 - April 1998);  formerly  Senior  Budget
      Analyst,   City  of  New  York,  Office  of  Management  &  Budget
      (February 1990 - September 1996).

4.    The following  replaces the third paragraph  under the section  entitled
   "Other Performance Comparisons." on page 22:

      From time to time the Fund may include in its  advertisements  and sales  literature  the total return  performance of a hypothetical investment  account  that  includes  shares  of the fund and other
      Oppenheimer  funds.  The  combined  account  may  be  part  of  an
      illustration   of   an   asset   allocation   model   or   similar
      presentation.  The account  performance  may combine  total return performance of the fund and the total return  performance of other
      Oppenheimer  funds  included in the  account.  Additionally,  from time to time, the Fund's  advertisements  and sales literature may include,  for  illustrative or comparative  purposes,  statistical data or other  information  about  general or specific  market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
            industries,   sectors,   securities  markets,  countries  or
            regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

August 9, 2001                                                      PX0150.008